Putnam
New York
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence.

As the organization makes its way into the new century, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We embark upon this new era of Putnam's rich heritage with confidence and we look forward to the opportunity of continuing to help you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
July 19, 2000


REPORT FROM THE FUND MANAGER

David E. Hamlin

At first glance, it would seem that bond investors had little to cheer about in the past six months. The broad fixed-income market continued to come under pressure as inflation worries prevailed and the Federal
Reserve Board raised interest rates three more times -- making a total of six increases since June 1999. Although the performance of Putnam New
York Tax Exempt Income Fund during the semiannual period reflects the market's choppiness, we employed several strategies that enabled your fund to post attractive results on a relative basis.

Total return for 6 months ended 5/31/00

      Class A         Class B          Class C          Class M
    NAV     POP     NAV    CDSC      NAV    CDSC      NAV     POP
------------------------------------------------------------------------
    0.71%  -4.01%   0.39%  -4.51%    0.43%  -0.55%    0.56%  -2.71%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* VOLATILITY BRINGS RENEWED OPPORTUNITY

Until fairly recently, investor sentiment exacerbated the unfavorable environment; as more and more investors pursued rocketing technology stocks, many municipal bond funds experienced negative cash flows. A closer look, however, reveals that the environment for bonds may be starting to improve.

The stock market's volatility has given investors reason to pause and rethink the benefits of bond investing, while the Fed's aggressiveness offers encouragement that inflation may well remain contained.
Experience has taught us that it is often during times of volatility and market downturns when some of the best opportunities present themselves.
We believe Putnam's extensive research capabilities and decades of money management experience give us an advantage not only in uncovering attractive investment opportunities but also in implementing tactics that might be overlooked by less-experienced investors. Such was the case throughout the semiannual period and, indeed, the past year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Housing                         31.2%

Transportation                  21.0%

Water and sewer                  8.1%

Paper and
forest products                  7.5%

Hospital/healthcare              6.6%

Footnote reads:
*Based on net assets as of 5/31/00. Holdings will vary over time.


As we pursued a steady stream of attractive interest income for your fund, we also looked to position the portfolio for any price appreciation possibilities that may be realized if the Fed's actions achieve the desired moderation of the U.S. economy later this year. We focused our efforts on duration, yield curve positioning, and slightly increasing the fund's exposure to credit-sensitive issues. (The yield curve is a plotting of the yields of bonds of the same quality with different maturities.) Much of what we did throughout the semiannual period was a continuation of the strategies set in motion late last summer and early fall.

* PORTFOLIO'S SENSITIVITY TO INTEREST-RATE MOVEMENTS INCREASED

Before the Fed began increasing interest rates last summer, we had the portfolio defensively positioned in terms of duration. Duration is a measure of a fund's sensitivity to interest-rate changes. A shorter duration tends to help preserve portfolio value when rates rise but limits the portfolio's ability to benefit when rates fall. A longer duration typically gives a fund greater price appreciation potential in a falling-rate environment but generally is accompanied by increased share price volatility. The fund's shorter duration stance contributed to the fund's performance, as rates rose last year.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 37.1%

Aa/AA -- 9.2%

A -- 18.4%

Baa/BBB -- 32.8%

Ba/BB -- 1.1%

B -- 1.3%

VMIG1 -- 0.1%

Footnote reads:
*As a percentage of market value as of 5/31/00. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


As 1999 drew to a close and 2000 began, we continued to extend the fund's duration so that it was neutral to slightly longer than the competition, incrementally increasing it as the semiannual period progressed so that by period's end it stood at 8.6 years. Although rates continued to rise and bond prices remained under pressure, we believed it was the best time to position for the next turn in the road, namely a slowdown in the economy. If that, in fact, occurs, interest-rate cuts are likely to follow. A relatively longer duration should then serve the fund well.



"Running with the herd in a rising market is easy. But the key to successful long-term investing is to find the silver lining in a bear market. We believe we are able to do that."

-- David E. Hamlin, portfolio manager


* LONGER MATURITIES AND HIGHER YIELDS SOUGHT

Throughout the latter half of fiscal 1999, bond prices declined and yields rose as inflation and Y2k concerns grew. The municipal bond yield curve steepened significantly. For much of 1999, your fund's portfolio had a substantial bias toward intermediate-term securities, those in the 8- to 15-year range, which were strong contributors to the fund's relative outperformance. Coming into 2000, however, as municipal bond prices continued to decline and yields rose considerably, we chose to trim back the portfolio's position in shorter-maturity bonds, particularly those that were prerefunded and approaching their call dates. We then redeployed those assets into longer maturity issues in the early months of the fiscal year, such as 20- to 30-year securities because their prices had become too compelling for us to ignore.

Our shift in emphasis proved timely and profitable as the municipal yield curve began to flatten dramatically shortly after the New Year. In addition to the anticipated January effect -- the historic and yearly renewal of interest in municipal bonds by institutional and individual investors -- the stock market's recent volatility along with the inversion of the Treasury yield curve helped build demand for longer-term bonds, pushing their prices higher and yields lower. As of this writing, the municipal yield curve is almost as flat as it was at this time last year. Given the current shape of the municipal bond yield curve, we are now more inclined to look for opportunities in intermediate-term issues once again.

"With the stock-market volatility and higher interest rates . . . bond funds are beginning to look more attractive to some investors."

-- "Your Money," The Orange County Register, 5/6/2000


Over the period, we also increased the fund's exposure selectively and slightly to lower-rated bonds as another way to tap into the higher-yields created by widened credit spreads. (The credit spread is the difference in yield between bonds of different credit quality but with the same maturity.) We added such positions as New York Dormitory
Authority Revenue Bond-Mt. Sinai Hospital, Puerto Rico Commonwealth
Highway and Puerto Rico Industrial Control Authority AES, New York City
IDA/American Airlines, and Suffolk County Jefferson Ferry. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* BRIGHTER PROSPECTS SEEN FOR MUNI MARKET OVER REMAINDER OF YEAR

Until there are concrete signs that economic growth is moderating, the Fed may well continue to seek to raise short-term interest rates to curb inflation. Should it continue doing so, further market volatility, at least in the near term, cannot be ruled out. But as any savvy investor will tell you, the low point in a market cycle is often the best time to position a portfolio for the possibilities that lie ahead. Current municipal bond prices and higher yields suggest that much of the bad news has been priced into the market already. Add to that the health of the broad New York economy along with the decline of new issues and the investment environment for New York municipal bonds seems poised for brighter days later this year.

The views expressed here are exclusively those of Putnam Management.
They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam
New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal, New York state, and New Yok
City personal income tax consistent with preservation of capital.


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


TOTAL RETURN FOR PERIODS ENDED 5/31/00

                           Class A          Class B           Class C           Class M
 (inception dates)         (9/2/83)         (1/4/93)         (7/26/99)         (4/10/95)
                         NAV      POP     NAV     CDSC     NAV      CDSC     NAV       POP
--------------------------------------------------------------------------------------------
6 months                 0.71%   -4.01%   0.39%  -4.51%    0.43%   -0.55%    0.56%    -2.71%
--------------------------------------------------------------------------------------------
1 year                  -1.94    -6.63   -2.48   -7.13    -2.97    -3.90    -2.13     -5.27
--------------------------------------------------------------------------------------------
5 years                 21.60    15.85   17.67   15.83    16.49    16.49    19.87     15.95
Annual average           3.99     2.99    3.31    2.98     3.10     3.10     3.69      3.00
--------------------------------------------------------------------------------------------
10 years                83.40    74.60   70.37   70.37    68.72    68.72    76.71     70.90
Annual average           6.25     5.73    5.47    5.47     5.37     5.37     5.86      5.51
--------------------------------------------------------------------------------------------
Life of fund           269.55   251.96  223.80  223.80   222.02   222.02   244.29    233.13
Annual average           8.12     7.81    7.27    7.27     7.24     7.24     7.66      7.45
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/00

                         Lehman Bros. Municipal          Consumer
                               Bond Index              price index
------------------------------------------------------------------
6 months                          1.03%                   1.72%
------------------------------------------------------------------
1 year                           -0.86                    3.07
------------------------------------------------------------------
5 years                          28.55                   12.55
Annual average                    5.15                    2.39
------------------------------------------------------------------
10 years                         94.58                   32.59
Annual average                    6.88                    2.86
------------------------------------------------------------------
Life of fund                    297.43                   70.96
Annual average                    8.59                    3.25
------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/00

                                  Class A          Class B          Class C         Class M
------------------------------------------------------------------------------------------------
Distributions (number)               6                6                6               6
------------------------------------------------------------------------------------------------
Income                           $0.228756        $0.201401       $0.194763        $0.215956
------------------------------------------------------------------------------------------------
Capital gains                        --               --              --               --
------------------------------------------------------------------------------------------------
  Total                          $0.228756        $0.201401       $0.194763        $0.215956
------------------------------------------------------------------------------------------------
Share value                     NAV      POP         NAV             NAV          NAV      POP
------------------------------------------------------------------------------------------------
11/30/99                        $8.32   $8.73       $8.31           $8.32        $8.33    $8.61
------------------------------------------------------------------------------------------------
5/31/00                          8.15    8.56        8.14            8.16         8.16     8.43
------------------------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------------------------
Current dividend yield1          5.54%   5.27%       4.88%           4.74%        5.23%    5.06%
------------------------------------------------------------------------------------------------
Taxable equivalent (a)2          9.85    9.37        8.67            8.43         9.30     8.99
------------------------------------------------------------------------------------------------
Taxable equivalent (b)2         10.26    9.76        9.04            8.78         9.69     9.37
------------------------------------------------------------------------------------------------
30-day SEC yield3                4.99    4.75        4.34            4.20         4.69     4.54
------------------------------------------------------------------------------------------------
Taxable equivalent (a)2          8.87    8.44        7.71            7.47         8.34     8.07
------------------------------------------------------------------------------------------------
Taxable equivalent (b)2          9.24    8.80        8.04            7.78         8.69     8.41
------------------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Assumes (a) maximum 43.74% combined federal income tax, New York state personal income tax rate or (b) maximum 46.02% combined federal, New York state and New York City tax rate. Results for investors subject to lower tax rates would not be as advantageous.

3 Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                          Class A          Class B          Class C          Class M
(inception dates)         (9/2/83)         (1/4/93)        (7/26/99)        (4/10/95)
                        NAV      POP     NAV     CDSC    NAV      CDSC     NAV      POP
-------------------------------------------------------------------------------------------
6 months                4.65%  -0.33%    4.19%  -0.81%   4.23%    3.23%    4.49%    1.04%
-------------------------------------------------------------------------------------------
1 year                  2.94   -1.98     2.26   -2.62    1.80     0.82     2.61    -0.74
-------------------------------------------------------------------------------------------
5 years                27.56   21.53    23.45   21.52   22.04    22.04    25.60    21.54
Annual average          4.99    3.98     4.30    3.98    4.06     4.06     4.66     3.98
-------------------------------------------------------------------------------------------
10 years               86.26   77.40    72.77   72.77   71.12    71.12    79.45    73.59
Annual average          6.42    5.90     5.62    5.62    5.52     5.52     6.02     5.67
-------------------------------------------------------------------------------------------
Life of fund          280.67  262.55   232.98  232.98  231.10   231.10   254.13   242.65
Annual average          8.27    7.95     7.41    7.41    7.37     7.37     7.80     7.59
-------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs and may pose different risks than the fund. Securities in the fund do not match those in the index and performance will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (97.1%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
Guam (0.1%)
-------------------------------------------------------------------------------------------------------------------
     $    2,000,000 Guam, Pwr. Auth. Rev. Bonds, Ser. A, MBIA,
                    5 1/8s, 10/1/29                                                       AAA      $      1,752,500

New York (92.2%)
-------------------------------------------------------------------------------------------------------------------
         13,750,000 Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7 1/4s,
                    12/1/24 (acquired 5/1/98, cost $14,833,650) (RES)                     A-/P           12,014,063
          5,480,000 Metropolitan Trans. Auth. Fac. Rev. Bonds, Ser. A,
                    MBIA, 6s, 7/1/12                                                      Aaa             5,740,300
                    Metropolitan Trans. Auth. Rev. Bonds
         15,400,000 Ser. A, MBIA, 6 1/4s, 4/1/14                                          Aaa            16,420,250
          8,245,000 Ser. A, MBIA, 6 1/4s, 4/1/13                                          Aaa             8,801,538
          6,395,000 Ser. C, AMBAC, 5 5/8s, 7/1/27                                         Aaa             6,035,281
         10,275,000 Ser. A, FSA, 5 1/4s, 4/1/13                                           Aaa             9,825,469
                    Metropolitan Trans. Auth. Svcs. Contract Fac. Rev. Bonds
          3,750,000 (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                                 Baa1            4,092,188
          3,000,000 (Trans. Fac.), Ser. 6, 7s, 7/1/09                                     Baa1            3,129,870
         20,820,000 (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                                 Baa1           20,715,900
         12,500,000 (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                               Baa1           11,843,750
         24,345,000 (Trans. Fac), Ser. O, 5 1/2s, 7/1/17                                  Baa1           23,066,888
                    Nassau Cnty., G.O. Bonds, Ser. E, FSA
          1,125,000 6s, 3/1/20                                                            AAA             1,110,938
          2,790,000 6s, 3/1/19                                                            AAA             2,765,588
          2,735,000 6s, 3/1/18                                                            AAA             2,721,325
          3,465,000 6s, 3/1/16                                                            AAA             3,477,994
          2,580,000 5.9s, 3/1/15                                                          AAA             2,583,225
                    NY City, G.O. Bonds
         12,325,000 Ser. B, 8 1/4s, 6/1/05                                                A3             13,850,219
         18,675,000 Ser. B, MBIA, 6 1/2s, 8/15/11                                         Baa1           20,262,375
         21,495,000 Ser. D, 6 1/2s, 11/1/10                                               A3             23,295,206
          8,710,000 Ser. I, 6 1/4s, 4/15/27                                               A3              8,764,438
         11,975,000 Ser. I, 6 1/4s, 4/15/27, Prerefunded                                  A3             12,753,375
          4,700,000 Ser. I, 6 1/4s, 4/15/17                                               A3              4,794,000
            300,000 Ser. I, 6 1/4s, 4/15/17, Prerefunded                                  A3                319,500
         10,000,000 Ser. H, 6 1/8s, 8/1/25                                                A3              9,975,000
          5,000,000 Ser. G, FSA, 5s, 8/1/15                                               Aaa             4,525,000
                    NY City, Indl. Dev. Agcy. Rev. Bonds
         17,350,000 (Visy Paper Inc.), 7.95s, 1/1/28                                      B              17,718,688
          1,500,000 (Brooklyn Navy Yard Cogen. Partners),
                    5.65s, 10/1/28                                                        Baa3            1,267,500
          7,000,000 (Horace Mann School), MBIA, 5s, 7/1/28                                Aaa             5,888,750
                    NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
          6,500,000 (American Airlines, Inc.), 8s, 7/1/20                                 Baa1            5,516,875
         25,625,000 (American Airlines, Inc.), 6.9s, 8/1/24                               Baa1           26,041,406
         14,465,000 (Terminal One Group Assn.), 6 1/8s, 1/1/24                            A3             14,121,456
         18,250,000 (Terminal One Group Assn.), 6s, 1/1/19                                A3             17,725,313
          8,250,000 (British Airways), 5 1/4s, 12/1/32                                    A2              6,754,688
          5,000,000 NY City, Metropolitan Trans. Auth., Ser. A, AMBAC,
                    5 1/4s, 1/1/29                                                        Aaa             4,387,500
         10,750,000 NY City, Muni. Assistance Corp. IFB, Ser. 337B, 8.2s,
                    7/1/08 (acquired 3/19/98, cost $13,344,611) (RES)                     AA/P           11,690,625
         13,000,000 NY City, Muni. Wtr. & Swr. Fin. Auth. FRB, 9.598s,
                    6/15/11 (acquired 8/9/91, cost $13,487,029) (RES) (SEG)               Aaa            17,452,500
                    NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
         12,000,000 Ser. B, MBIA, 5 1/2s, 6/15/27                                         Aaa            11,070,000
          8,150,000 Ser. B, FGIC, 5 1/4s, 6/15/29                                         A1              7,141,438
         12,265,000 Ser. A, 4 3/4s, 6/15/31                                               Aaa             9,766,006
         17,500,000 NY City, Muni. Wtr. Fin. Auth. IFB, MBIA,
                    8.045s, 6/15/08                                                       Aaa            17,018,750
         10,000,000 NY City, Muni. Wtr. Fin. Auth. Rev. Bonds, Ser. A,
                    5 1/2s, 6/15/24                                                       AA              9,300,000
          5,600,000 NY City, NY State Dorm. Auth. Lease Rev. Bonds
                    (Court Facs.), 6s, 5/15/39                                            A3              5,425,000
          7,000,000 NY City, Transitional Fin. Auth., FRB, 8.05s, 11/15/29
                    (acquired 2/4/00, cost $6,788,320).(RES)                              AA              6,886,250
                    NY City, Transitional Fin. Auth. Rev. Bonds
         15,000,000 Ser. C, 5 1/2s, 5/1/25                                                Aa3            13,800,000
          6,500,000 Ser. A, 5 3/4s, 8/15/24                                               AA              6,280,625
          4,485,000 Ser. A, 5 1/4s, 11/15/12                                              Aa3             4,367,269
          7,100,000 (Future Tax Secd.), Ser. A, 5s, 8/15/27                               Aa3             6,026,125
                    NY Metropolitan Trans. Auth. Rev. Bonds
          5,550,000 (Commuter Facs.), Ser. A, 6s, 7/1/24                                  BBB+            5,439,000
         11,020,000 (Trans. Facs.), Ser. A, 6s, 7/1/24                                    BBB+           10,799,600
         21,235,000 (Dedicated Tax Fund), Ser. A, FGIC, 4 3/4s, 4/1/28                    Aaa            17,120,719
                    NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                    (State U.), Ser. B
         46,250,000 MBIA, zero %, 5/15/09                                                 Aaa            28,212,500
         53,490,000 MBIA, zero %, 5/15/08                                                 Aaa            34,567,913
         13,250,000 NY State Dorm. Auth. IFB, MBIA, 7.45s, 7/1/13
                    (acquired 10/22/97, cost $15,065,810) (RES)                           AAA            13,780,000
                    NY State Dorm. Auth. Rev. Bonds
          5,000,000 (NY Dept of Ed.), 7 3/4s, 7/1/21                                      Baa1            5,252,500
         18,800,000 (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                               Baa1           20,962,000
          4,000,000 (State U. Athletic Fac.), 7 1/4s, 7/1/21                              Baa1            4,181,360
          2,500,000 (Mount Sinai Hlth.), Ser. A, 6.6s, 7/1/26                             Baa1            2,503,125
          3,000,000 (Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25                           Baa1            3,003,750
          8,950,000 (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17                    AAA             9,106,625
         13,200,000 (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11                         A3             13,447,500
         20,000,000 (Mental Hlth. Svcs. Fac.), Ser. A, 5 3/4s, 8/15/22                    A3             19,100,000
          6,000,000 (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/20                                 Aaa             5,940,000
                    NY State Dorm. Auth. Rev. Bonds
         45,385,000 (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                       Baa1           44,307,106
         14,645,000 (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13
                    (2nd Gen)                                                             Baa1           14,626,694
         10,000,000 (Columbia U.), Ser. A, 5 3/4s, 7/1/10                                 Aaa            10,337,500
         15,600,000 (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16                       Baa1           15,151,500
         16,055,000 (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13                         A3             15,713,831
          3,000,000 (Westchester Cnty.), 5 1/4s, 8/1/18                                   Aa1             2,733,750
          7,500,000 (Columbia U.), 5s, 7/1/22                                             Aaa             6,571,875
         13,750,000 (Colgate U.), MBIA, 4 3/4s, 7/1/28                                    Aaa            11,051,563
         23,250,000 (St. John's U.), MBIA, 4 3/4s, 7/1/28                                 Aaa            18,687,188
         10,000,000 (NY & Presbyterian Hosp.), AMBAC,
                    4 3/4s, 8/1/27                                                        Aaa             7,950,000
          6,000,000 (Mental Hlth. Svcs. Fac.), Ser. C, MBIA,
                    4 3/4s, 8/15/22                                                       AAA             4,912,500
          2,000,000 NY State Dorm. Auth. VRDN
                    (Oxford U. Press Inc.), 4.0s, 7/1/23                                  VMIG1           2,000,000
          8,000,000 NY State Energy Res. & Dev. Auth. Elec. Fac.
                    Rev. Bonds (LILCO), Ser. B, 5.3s, 11/1/23                             Baa3            6,900,000
         10,000,000 NY State Energy Res. & Dev. Auth. Gas Fac. IFB
                    (Brooklyn Union Gas Co.), Ser. B, 10.375s, 7/1/26                     A2             11,162,500
                    NY State Energy Res. & Dev. Auth. Poll. Control
                    Rev. Bonds
         10,000,000 (Niagra Mohawk Pwr. Corp.), Ser. A, FGIC,
                    7.2s, 7/1/29                                                          Aaa            10,850,000
         26,000,000 (Niagara Mohawk), Ser. A, AMBAC, 5.15s, 11/1/25                       Aaa            22,522,500
          6,000,000 (Lilco Project), Ser. B, 5.15s, 3/1/16                                Baa3            5,340,000
         10,675,000 NY State Env. Fac. Corp. IFB (PA 221), 7.95s, 6/15/11
                    (acquired 11/24/97, cost $12,803,212) (RES)                           AAA            11,689,125
         10,000,000 NY State Env. Fac. Corp. Poll. Control. IFB
                    (State Wtr. Revolving Fund) 8.7s, 6/15/12
                    (acquired 3/31/99, cost $12,566,752) (RES)                            Aaa            10,900,000
                    NY State Env. Fac. Corp. Poll. Control. Rev. Bonds
          6,870,000 (State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13                   Aaa             7,153,388
          5,265,000 (State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10                   Aaa             5,482,181
                    NY State Hsg. Fin. Agcy. Rev. Bonds
          3,660,000 8s, 11/1/08                                                           Baa3            3,775,912
         23,310,000 8s, 11/1/08, Prerefunded                                              Aaa            24,079,929
          9,440,000 (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                    FHA Insd., 7s, 8/15/22                                                Aa2             9,841,200
          7,500,000 NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                    Rev. Bonds, Ser. C, 7.3s, 3/15/21                                     Baa1            7,865,625
                    NY State Local Govt. Assistance Corp. Rev. Bonds
         11,900,000 Ser. A, 6 1/2s, 4/1/20                                                A3             12,308,646
         12,510,000 Ser. E, 6s, 4/1/14                                                    A3             12,979,125
          6,000,000 Ser. E, AMBAC, 6s, 4/1/14                                             Aaa             6,225,000
                    NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
          2,125,000 (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20                    A3              2,177,211
          3,750,000 (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                      A3              3,805,838
          6,625,000 (Methodist Hosp. & Nursing Home), Ser. A,
                    FHA Insd., 6.7s, 8/15/23                                              AA              6,981,094
         12,325,000 Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                             Aaa            13,249,375
         24,775,000 (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21,
                    Prerefunded                                                           Aaa            25,738,252
          7,000,000 NY State Metropolitan Trans. Auth. , FRB, 7.8s,
                    4/1/25 (acquired 2/11/00, cost $6,684,580) (RES)                      A3              6,685,000
          4,250,000 NY State Muni. Bond Bk. Agcy. Special Program
                    Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11                       AAA             4,430,625
                    NY State Thruway Auth. Hwy. & Bridge
                    Rev. Bonds, Ser. A
          1,000,000 FSA, 6s, 4/1/16                                                       Aaa             1,025,000
          2,000,000 FSA, 5.8s, 4/1/18                                                     Aaa             1,980,000
          2,000,000 FSA, 5.79s, 4/1/17                                                    Aaa             1,982,500
         13,300,000 NY State Thruway Auth. Svcs. Contract Rev. Bonds
                    (Local Hwy. & Bridge), 7 1/4s, 1/1/10                                 Baa1           13,755,259
          8,000,000 NY State Urban Dev. Corp. IFB, FSA, 9.1s, 1/1/11
                    (acquired 9/1/98, cost $10,625,557) (RES)                             Aaa             9,300,000
                    NY State Urban Dev. Corp. Rev. Bonds
          9,000,000 (Onondaga Cnty. Convention), 7 7/8s, 1/1/20                           Baa1            9,339,480
         33,250,000 (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18                           Baa1           34,434,698
          5,250,000 (State Fac.), 5 3/4s, 4/1/12                                          Baa1            5,269,688
          5,830,000 (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                             Baa1            5,662,388
         11,225,000 (State Fac.), 5.7s, 4/1/10                                            Baa1           11,309,188
         19,100,000 5.6s, 4/1/15                                                          Baa1           18,622,500
          7,710,000 (Correctional Fac), Ser. A, 5 1/2s, 1/1/09                            Baa1            7,681,088
          8,600,000 Port Auth. NY & NJ Cons. IFB, 9.963s, 8/1/26
                    (acquired 8/29/91, cost $8,669,307) (RES)                             A1              9,073,000
                    Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt.)
          6,000,000 6 3/4s, 10/1/19                                                       BB              6,007,500
          1,000,000 6 3/4s, 10/1/11                                                       BB              1,018,750
          7,750,000 St. Lawrence Cnty., Indl. Dev. Rev. Bonds
                    (St. Lawrence U.), Ser. A, MBIA, 5s, 7/1/28                           AAA             6,510,000
          4,220,000 Suffolk Cnty. Judicial Fac. Agcy. Svc. Agreement
                    Rev. Bonds (John P. Cohalan Complex), AMBAC,
                    5s, 4/15/16                                                           AAA             3,834,925
                    Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Ret.
                    Rev. Bonds (Jefferson's Ferry), Ser. A
          4,000,000 7 1/4s, 11/1/28                                                       BB-             3,860,000
          4,000,000 7.2s, 11/1/19                                                         BB-             3,880,000
         10,965,000 Triborough Bridge & Tunnal Auth. IFB, 6.95s, 1/1/12
                    (acquired 10/24/97, cost $11,952,024) (RES)                           Aa3            10,869,046
                    Triborough Bridge & Tunnel Auth. Gen. Purpose
                    Rev. Bonds
         38,750,000 (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                             Baa1           42,431,250
         17,700,000 Ser. Y, 6s, 1/1/12                                                    Aa3            18,496,500
                    Triborough Bridge & Tunnel Auth. Rev. Bonds
         18,850,000 Ser. X, MBIA, 6 5/8s, 1/1/12                                          Aa3            20,593,625
         14,000,000 (Convention Ctr.), Ser. E, 6s, 1/1/11                                 Baa1           14,350,000
         18,000,000 Triborough Bridge & Tunnel Auth. Special Oblig.
                    IFB, 9.677s, 1/1/12 (acquired 7/10/92,
                    cost $18,112,814) (RES)                                               Aaa            18,877,500
                                                                                                   ----------------
                                                                                                      1,318,296,954

Puerto Rico (4.8%)
-------------------------------------------------------------------------------------------------------------------
                    Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          3,000,000 Ser. V, 6 5/8s, 7/1/12                                                Baa1            3,127,500
          7,000,000 Ser. Z, FSA, 6 1/4s, 7/1/16                                           Aaa             7,516,250
                    PR Cmnwlth. G.O. Bonds
          3,915,000 FSA, 6 1/2s, 7/1/13                                                   AAA             4,321,181
         11,110,000 FSA, 6 1/2s, 7/1/12                                                   AAA            12,262,663
                    PR Comnwlth. Hwy. & Trans. Auth. Rev. Bonds, Ser. B
          5,000,000 6s, 7/1/26                                                            Baa1            4,943,750
          3,500,000 MBIA, 5 7/8s, 7/1/35                                                  Aaa             3,465,000
         10,000,000 PR Elec. Pwr. Auth. IFB, MBIA, 10.15s, 7/1/07
                    (acquired 10/30/97, cost $13,157,299) (RES)                           Baa1           12,312,500
          2,000,000 PR Elec. Pwr. Auth. Rev. Bonds, MBIA, 5s, 7/1/28                      Aaa             1,720,000
          7,000,000 PR Indl. Tourist Edl. Med. & Env. Control Facs.
                    Rev. Bonds (Cogen Facs.-AES PR Project),
                    6 5/8s, 6/1/26                                                        Baa2            7,043,750
         11,350,000 PR Tel. Auth. IFB, 8.373s, 1/1/20 (acquired 9/25/92,
                    cost $10,981,125) (RES)                                               A3             12,031,000
                                                                                                   ----------------
                                                                                                         68,743,594
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,396,303,688) (b)                                    $  1,388,793,048
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,430,256,964.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,397,639,637, resulting in gross unrealized appreciation and depreciation of $36,823,586 and $45,670,175, respectively, or net unrealized depreciation of $8,846,589.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2000 was $163,560,609 or 11.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2000.

      The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, FRB's and VRDN's are the current interest rates at May 31, 2000.

      The fund had the following industry group concentrations greater than 10% at May 31, 2000 (as a percentage of net assets):

           Housing            31.2%
           Transportation     21.0

      The fund had the following insurance concentration greater than 10% at May 31, 2000 (as a percentage of net assets):

           MBIA               17.4%

---------------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2000 (Unaudited)

                                           Aggregate Face   Expiration     Unrealized
                              Total Value      Value          Date        Depreciation
---------------------------------------------------------------------------------------
Municipal Bond Index (short)  $27,909,563   $27,583,670      Jun-00         $(325,893)
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,396,303,688) (Note 1)                                    $1,388,793,048
-------------------------------------------------------------------------------------------
Cash                                                                                902,401
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   26,997,477
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              651,768
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   35,831,130
-------------------------------------------------------------------------------------------
Total assets                                                                  1,453,175,824

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        242,125
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             3,154,590
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 15,280,544
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,654,279
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,905,206
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           52,558
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        33,805
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,793
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              548,823
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               44,137
-------------------------------------------------------------------------------------------
Total liabilities                                                                22,918,860
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,430,256,964

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,462,233,212
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      2,738,404
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (26,878,119)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                       (7,836,533)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,430,256,964

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,256,940,530 divided by 154,153,096 shares)                                        $8.15
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.15)*                                $8.56
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($171,281,678 divided by 21,045,148 shares)+                                          $8.14
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($498,102 divided by 61,046 shares)+                                                  $8.16
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,536,654 divided by 188,356, shares)                                               $8.16
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.16)**                               $8.43
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2000 (Unaudited)
Tax exempt interest income:                                                     $47,174,876
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,736,227
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      601,929
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    19,219
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,053
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,304,650
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               766,647
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 2,110
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 4,097
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              18,656
-------------------------------------------------------------------------------------------
Registration fees                                                                        75
-------------------------------------------------------------------------------------------
Auditing                                                                             26,750
-------------------------------------------------------------------------------------------
Legal                                                                                 4,559
-------------------------------------------------------------------------------------------
Postage                                                                              33,789
-------------------------------------------------------------------------------------------
Other                                                                               118,754
-------------------------------------------------------------------------------------------
Total expenses                                                                    6,645,515
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (284,980)
-------------------------------------------------------------------------------------------
Net expenses                                                                      6,360,535
-------------------------------------------------------------------------------------------
Net investment income                                                            40,814,341
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  1,088,942
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     707,168
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                             (32,969,614)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (31,173,504)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 9,640,837
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   40,814,341   $   85,497,618
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                        1,796,110        1,116,256
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (32,969,614)    (129,945,929)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               9,640,837      (43,332,055)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (36,310,986)     (75,849,480)
--------------------------------------------------------------------------------------------------
   Class B                                                             (4,425,409)      (9,468,710)
--------------------------------------------------------------------------------------------------
   Class C                                                                 (9,766)          (2,809)
--------------------------------------------------------------------------------------------------
   Class M                                                                (42,892)        (107,145)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --      (14,917,571)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (2,141,288)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (22,120)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (110,445,744)    (135,867,274)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (141,593,960)    (281,708,452)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,571,850,924    1,853,559,376
--------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $2,738,404 and
$2,713,116 respectively)                                           $1,430,256,964   $1,571,850,924
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                              May 31
operating performance                (Unaudited)                       Year ended November 30
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.32        $9.05        $9.02        $8.91        $8.97        $8.05
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                    .23          .44          .43          .46          .48          .49
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        (.65)         .13          .12         (.06)         .92
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .06         (.21)         .56          .58          .42         1.41
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.44)        (.43)        (.47)        (.48)        (.49)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.08)        (.10)          --           --           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.52)        (.53)        (.47)        (.48)        (.49)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.15        $8.32        $9.05        $9.02        $8.91        $8.97
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .71*       (2.42)        6.47         6.69         4.92        17.95
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,256,941   $1,374,040   $1,620,108   $1,725,773   $1,873,649   $2,013,022
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .41*         .83          .83          .79          .81          .78
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.78*        5.02         4.79         5.19         5.47         5.63
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.31*       13.24        31.55        81.95        59.60        73.85
-----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

  (c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                       Year ended November 30
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.31        $9.04        $9.00        $8.90        $8.95        $8.02
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                    .20          .38          .37          .40          .42          .43
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        (.65)         .14          .11         (.05)         .93
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .03         (.27)         .51          .51          .37         1.36
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.38)        (.37)        (.41)        (.42)        (.43)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.08)        (.10)          --           --           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.46)        (.47)        (.41)        (.42)        (.43)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.14        $8.31        $9.04        $9.00        $8.90        $8.95
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .39*       (3.06)        5.91         5.89         4.35        17.26
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $171,282     $195,618     $231,057     $227,747     $227,405     $215,614
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .73*        1.48         1.48         1.44         1.46         1.43
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.46*        4.37         4.12         4.53         4.81         4.95
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.31*       13.24        31.55        81.95        59.60        73.85
-----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

  (c) Includes amounts paid through expense offset arrangements (Note 2).



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------
                                     Six months
                                       ended        For the period
Per-share                              May 31        July 26, 1999+
operating performance               (Unaudited)       to Nov. 30
-------------------------------------------------------------------------
                                        2000             1999
-------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.32            $8.61
-------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------
Net investment income                    .20              .13
-------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)            (.29)
-------------------------------------------------------------------------
Total from
investment operations                    .04             (.16)
-------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------
From net
investment income                       (.20)            (.13)
-------------------------------------------------------------------------
From net realized gain
on investments                            --               --
-------------------------------------------------------------------------
Total distributions                     (.20)            (.13)
-------------------------------------------------------------------------
Net asset value,
end of period                          $8.16            $8.32
-------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .43*           (1.87)*
-------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $498         $356,182
-------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .81*             .58*
-------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.38*            1.59*
-------------------------------------------------------------------------
Portfolio turnover (%)                  6.31*           13.24
-------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

  (c) Includes amounts paid through expense offset arrangements (Note 2).



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                              May 31                                                       Apr. 10, 1995+
operating performance               (Unaudited)                 Year ended November 30                to Nov. 30
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.33        $9.05        $9.02        $8.91        $8.97        $8.79
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                    .22          .41          .41          .43          .45          .26(a)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        (.64)         .13          .12         (.06)         .21
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .05         (.23)         .54          .55          .39          .47
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.41)        (.41)        (.44)        (.45)        (.29)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.08)        (.10)          --           --           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.49)        (.51)        (.44)        (.45)        (.29)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.16        $8.33        $9.05        $9.02        $8.91        $8.97
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .56*       (2.60)        6.15         6.37         4.59         5.44*
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,537       $1,837       $2,394       $1,865       $1,266         $588
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .56*        1.13         1.13         1.09         1.11          .65*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.64*        4.72         4.47         4.87         5.17         3.30*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.31*       13.24        31.55        81.95        59.60        73.85
-----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

  (c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Fund, ("the fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2000, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next
$5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion, 0.330% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 2000, fund expenses were reduced by $284,980 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,589 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension
Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $23,007 and $128 from the sale of class A and class M shares, respectively and $176,516 and $30 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $4,117 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended
May 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $91,943,142 and $229,686,197, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,341,284        $ 52,050,993
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,544,482          20,892,367
---------------------------------------------------------------------------
                                             8,885,766          72,943,360

Shares
repurchased                                (19,809,056)       (162,790,306)
---------------------------------------------------------------------------
Net decrease                               (10,923,290)       $(89,846,946)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,037,911       $  69,406,077
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,202,528          54,056,393
---------------------------------------------------------------------------
                                            14,240,439         123,462,470

Shares
repurchased                                (28,090,322)       (242,247,284)
---------------------------------------------------------------------------
Net decrease                               (13,849,883)      $(118,784,814)
---------------------------------------------------------------------------

                                             Six months ended May 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    699,212        $  5,752,230
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  338,265           2,773,226
---------------------------------------------------------------------------
                                             1,037,477           8,525,456

Shares
repurchased                                 (3,539,179)        (29,009,817)
---------------------------------------------------------------------------
Net decrease                                (2,501,702)       $(20,484,361)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,296,832        $ 20,161,464
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  882,308           7,680,007
---------------------------------------------------------------------------
                                             3,179,140          27,841,471

Shares
repurchased                                 (5,201,015)        (44,927,760)
---------------------------------------------------------------------------
Net decrease                                (2,021,875)       $(17,086,289)
---------------------------------------------------------------------------

                                             Six months ended May 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     30,412            $248,265
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      982               8,066
---------------------------------------------------------------------------
                                                31,394             256,331

Shares
repurchased                                    (13,133)           (107,684)
---------------------------------------------------------------------------
Net increase                                    18,261            $148,647
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                         November 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     45,038            $378,641
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      357               2,809
---------------------------------------------------------------------------
                                                45,395             381,450

Shares
repurchased                                     (2,610)            (21,951)
---------------------------------------------------------------------------
Net increase                                    42,785            $359,499
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      6,340           $  52,329
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,559              37,460
---------------------------------------------------------------------------
                                                10,899              89,789

Shares
repurchased                                    (43,147)           (352,873)
---------------------------------------------------------------------------
Net decrease                                   (32,248)          $(263,084)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     52,379           $ 457,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   12,044             104,914
---------------------------------------------------------------------------
                                                64,423             562,911

Shares
repurchased                                   (108,190)           (918,581)
---------------------------------------------------------------------------
Net decrease                                   (43,767)          $(355,670)
---------------------------------------------------------------------------


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learn more about investing and retirement planning, and access market
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VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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New features will be added to the site regularly. So be sure to bookmark us at
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THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Classic Equity Fund *

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION


WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES
John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
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---------------------
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For account balances, economic forecasts, and the latest on Putnam funds, visit
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SA051-62251  030/345/681  7/00